Financial instruments (Tables)	12 Months Ended
Mar. 31, 2015
Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion

The carrying amount and the estimated fair value of long-term debt including current portion as of March 31, 2014 and 2015 were as follows. The fair value is valued and validated periodically based on observable market data. Therefore, it is classified as Level 2.

Millions of yen
2014		2015
Carrying amount	Fair value	Carrying amount	Fair value
¥ 220,851	¥ 229,053	¥ 220,603	¥ 228,678

Derivatives Not Designated as Hedging Instruments Contract Amount

The contract amounts as of March 31, 2014 and 2015 were as follows:

	Millions of yen
Instruments	2014	2015
Interest rate swap agreements	¥4,500	¥—
Foreign exchange forward contracts	474	100
Foreign currency option contracts	85,338	48,740

Total	¥90,312	¥48,840

Locations and Fair Values of Derivative Instruments

The locations and fair values of the derivative instruments as of March 31, 2014 and 2015, recorded in the consolidated balance sheets, were as follows:

Asset derivatives

		Millions of yen
Instruments	Locations	2014	2015
Derivatives not designated as hedging instruments
Interest rate swap agreements	Prepaid expenses and other current assets	¥11	¥—
	Other assets	14	—
Foreign currency option contracts	Prepaid expenses and other current assets	64	—
	Other assets	208	474

Total		¥297	¥474

Liability derivatives

		Millions of yen
Instruments	Locations	2014	2015
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current liabilities	¥2	¥0
Foreign currency option contracts	Other long-term liabilities	—	80

Total		¥2	¥80

Locations and Gain (Loss) Amounts of Derivative Instruments Recognized

The locations and gain (loss) amounts of the derivative instruments for the fiscal years ended March 31, 2013, 2014 and 2015, recognized in the consolidated statements of income, were as follows:

		Amount of gain (loss) recognized in income on derivative
		Millions of yen
Instruments	Locations	2013	2014	2015
Derivatives not designated as hedging instruments
Interest rate swap agreements	Other, net*	¥—	¥25	¥—
Foreign exchange forward contracts	Other, net*	(487)	713	(26)
Non-deliverable forward contracts (NDF)	Other, net*	(6)	(29)	0
Foreign currency option contracts	Other, net*	104	1,549	1,520

Total		¥(389)	¥2,258	¥1,494

*	“Other, net” was included in “Other income (expense).”